Stockholder's Equity (Tables)	9 Months Ended
Sep. 30, 2016
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
The following table sets forth certain information regarding Option Awards as of September 30, 2016 for each executive officer of the Company who received such awards and all officers and directors as a group. None were outstanding as of the fiscal year ended December 31, 2015 (1) (2)

Name	Number of securities underlying unexercised option exercisable	Option Exercise Price	Option Expiration Date
Charles O’Dowd	400,000	$0.01	January 1, 2021
All Officers and Directors as a Group	400,000	$0.01	January 1, 2021

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The computation of basic and diluted loss per share at September 30, 2016 excludes the common stock equivalents from convertible debt of the following potentially dilutive securities because their inclusion would be anti-dilutive:

September 30, 2016
Convertible debt	1,676,294